AST SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 97.7%
Common Stocks — 94.8%
Aerospace & Defense — 0.7%
Kratos Defense & Security Solutions, Inc.*	277,781	$5,688,955
Air Freight & Logistics — 1.0%
Forward Air Corp.	85,375	8,347,968
Airlines — 0.4%
Sun Country Airlines Holdings, Inc.*(a)	124,418	3,257,263
Auto Components — 1.3%
Visteon Corp.*	92,772	10,124,208
Banks — 5.9%
Customers Bancorp, Inc.*	72,657	3,788,336
Eastern Bankshares, Inc.	76,847	1,655,284
First Bancorp	116,749	4,876,606
Live Oak Bancshares, Inc.(a)	79,326	4,036,900
National Bank Holdings Corp. (Class A Stock)	75,693	3,048,914
OceanFirst Financial Corp.	89,202	1,792,960
Pacific Premier Bancorp, Inc.	197,903	6,995,871
Silvergate Capital Corp. (Class A Stock)*	26,209	3,946,289
SouthState Corp.(a)	12,255	999,886
Texas Capital Bancshares, Inc.*	50,769	2,909,571
Triumph Bancorp, Inc.*	42,630	4,008,073
Veritex Holdings, Inc.	128,703	4,912,594
Webster Financial Corp.	86,552	4,857,298
		47,828,582
Beverages — 0.0%
Zevia PBC (Class A Stock)*(a)	84,244	384,995
Biotechnology — 8.0%
ACADIA Pharmaceuticals, Inc.*	129,852	3,145,015
Alkermes PLC*	175,999	4,630,534
Allogene Therapeutics, Inc.*(a)	90,354	823,125
Argenx SE (Netherlands), ADR*	6,581	2,075,055
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	52,628	6,240,102
CRISPR Therapeutics AG (Switzerland)*(a)	14,388	903,135
Curis, Inc.*	386,961	920,967
Fate Therapeutics, Inc.*(a)	29,561	1,146,080
Gossamer Bio, Inc.*(a)	336,109	2,917,426
IGM Biosciences, Inc.*(a)	40,818	1,091,065
Imago Biosciences, Inc.*(a)	99,858	1,924,264
Insmed, Inc.*	100,910	2,371,385
Instil Bio, Inc.*(a)	69,854	750,931
Intellia Therapeutics, Inc.*	25,101	1,824,090
Karuna Therapeutics, Inc.*	37,994	4,817,259
Kura Oncology, Inc.*	100,481	1,615,734
Kymera Therapeutics, Inc.*	56,117	2,374,871
MannKind Corp.*(a)	1,009,969	3,716,686
MeiraGTx Holdings PLC*	92,618	1,282,759
Nurix Therapeutics, Inc.*(a)	82,414	1,154,620
PMV Pharmaceuticals, Inc.*(a)	53,686	1,117,743
Relay Therapeutics, Inc.*(a)	49,392	1,478,303
Repare Therapeutics, Inc. (Canada)*(a)	48,200	686,368
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Replimune Group, Inc.*	189,908	$3,224,638
Ultragenyx Pharmaceutical, Inc.*	38,378	2,787,010
United Therapeutics Corp.*	32,707	5,867,963
Xencor, Inc.*	63,419	1,692,019
Zentalis Pharmaceuticals, Inc.*(a)	36,052	1,663,439
		64,242,586
Building Products — 1.3%
AZEK Co., Inc. (The)*	81,572	2,026,249
Hayward Holdings, Inc.*(a)	112,366	1,867,523
Simpson Manufacturing Co., Inc.	42,811	4,668,111
Trex Co., Inc.*(a)	27,272	1,781,680
		10,343,563
Capital Markets — 1.5%
Houlihan Lokey, Inc.	40,308	3,539,042
Moelis & Co. (Class A Stock)(a)	137,868	6,472,903
Trinity Capital, Inc.	107,600	2,077,756
		12,089,701
Chemicals — 1.3%
Aspen Aerogels, Inc.*(a)	109,985	3,792,283
Avient Corp.	137,965	6,622,320
		10,414,603
Commercial Services & Supplies — 1.3%
Aris Water Solution, Inc. (Class A Stock)	105,700	1,923,740
Montrose Environmental Group, Inc.*	71,868	3,803,973
Tetra Tech, Inc.(a)	28,197	4,650,813
		10,378,526
Communications Equipment — 0.5%
Viavi Solutions, Inc.*	235,704	3,790,120
Construction & Engineering — 2.7%
Ameresco, Inc. (Class A Stock)*(a)	113,368	9,012,756
MasTec, Inc.*(a)	56,125	4,888,488
NV5 Global, Inc.*	56,910	7,586,103
		21,487,347
Diversified Telecommunication Services — 0.2%
Cogent Communications Holdings, Inc.	19,816	1,314,792
Electrical Equipment — 1.2%
Babcock & Wilcox Enterprises, Inc.*	106,348	867,800
Generac Holdings, Inc.*	4,492	1,335,292
Regal Rexnord Corp.	40,111	5,967,714
Shoals Technologies Group, Inc. (Class A Stock)*(a)	77,865	1,326,820
		9,497,626
Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.*(a)	56,261	1,069,522
FARO Technologies, Inc.*	46,706	2,424,976
II-VI, Inc.*(a)	31,409	2,276,838
		5,771,336
A1

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services — 0.5%
Cactus, Inc. (Class A Stock)	55,150	$3,129,211
TETRA Technologies, Inc.*	174,697	718,005
		3,847,216
Entertainment — 0.1%
Cinemark Holdings, Inc.*(a)	66,630	1,151,366
Equity Real Estate Investment Trusts (REITs) — 1.3%
Ryman Hospitality Properties, Inc.*	113,411	10,521,138
Food & Staples Retailing — 1.0%
Performance Food Group Co.*(a)	156,659	7,975,510
Food Products — 1.9%
Freshpet, Inc.*(a)	68,191	6,999,124
Simply Good Foods Co. (The)*	216,250	8,206,688
		15,205,812
Health Care Equipment & Supplies — 5.1%
AtriCure, Inc.*	156,408	10,271,313
Cutera, Inc.*	46,092	3,180,348
CVRx, Inc.*	66,382	397,628
Haemonetics Corp.*	44,280	2,799,382
Integer Holdings Corp.*	48,180	3,881,863
Merit Medical Systems, Inc.*	95,264	6,336,961
SeaSpine Holdings Corp.*	149,923	1,823,064
Silk Road Medical, Inc.*(a)	76,352	3,152,574
STAAR Surgical Co.*(a)	60,447	4,830,320
TransMedics Group, Inc.*(a)	50,766	1,367,636
Treace Medical Concepts, Inc.*(a)	144,008	2,723,191
		40,764,280
Health Care Providers & Services — 2.5%
Castle Biosciences, Inc.*	49,277	2,210,566
DocGo, Inc.*(a)	203,670	1,883,947
LHC Group, Inc.*(a)	23,743	4,003,070
R1 RCM, Inc.*(a)	223,727	5,986,935
Surgery Partners, Inc.*(a)	112,411	6,188,226
		20,272,744
Health Care Technology — 0.7%
Inspire Medical Systems, Inc.*	22,099	5,672,592
Hotels, Restaurants & Leisure — 10.0%
BJ’s Restaurants, Inc.*(a)	74,032	2,095,106
Bloomin’ Brands, Inc.(a)	235,715	5,171,587
Churchill Downs, Inc.	61,953	13,739,936
Chuy’s Holdings, Inc.*(a)	89,362	2,412,774
Dave & Buster’s Entertainment, Inc.*	146,205	7,178,665
Everi Holdings, Inc.*(a)	317,517	6,667,857
Jack in the Box, Inc.(a)	74,699	6,977,634
Lindblad Expeditions Holdings, Inc.*(a)	191,286	2,884,593
Noodles & Co.*(a)	221,134	1,320,170
Planet Fitness, Inc. (Class A Stock)*	129,239	10,918,111
Portillo’s, Inc. (Class A Stock)*(a)	43,120	1,059,027
SeaWorld Entertainment, Inc.*	120,457	8,966,819
Six Flags Entertainment Corp.*	138,706	6,033,711
Sweetgreen, Inc. (Class A Stock)*(a)	12,100	387,079
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Wyndham Hotels & Resorts, Inc.(a)	52,842	$4,475,189
		80,288,258
Household Durables — 0.6%
TopBuild Corp.*(a)	28,540	5,176,871
Insurance — 1.3%
BRP Group, Inc. (Class A Stock)*(a)	204,863	5,496,474
Palomar Holdings, Inc.*	83,725	5,357,563
		10,854,037
Interactive Media & Services — 0.2%
MediaAlpha, Inc. (Class A Stock)*(a)	93,601	1,549,097
Internet & Direct Marketing Retail — 0.2%
Vivid Seats, Inc. (Class A Stock)(a)	168,853	1,867,514
IT Services — 4.1%
DigitalOcean Holdings, Inc.*(a)	59,572	3,446,240
Jack Henry & Associates, Inc.	31,588	6,224,415
LiveRamp Holdings, Inc.*	103,592	3,873,305
Perficient, Inc.*(a)	73,151	8,053,194
Shift4 Payments, Inc. (Class A Stock)*(a)	159,323	9,866,873
Wix.com Ltd. (Israel)*(a)	12,650	1,321,419
		32,785,446
Leisure Products — 0.4%
YETI Holdings, Inc.*(a)	57,084	3,423,898
Life Sciences Tools & Services — 2.1%
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	23,790	839,073
Medpace Holdings, Inc.*	34,154	5,587,253
NanoString Technologies, Inc.*	62,097	2,157,871
NeoGenomics, Inc.*	280,215	3,404,612
Repligen Corp.*	25,377	4,773,160
		16,761,969
Machinery — 4.5%
Altra Industrial Motion Corp.	72,517	2,823,087
Astec Industries, Inc.	70,773	3,043,239
Chart Industries, Inc.*(a)	111,076	19,079,524
Evoqua Water Technologies Corp.*	140,655	6,607,972
Terex Corp.	143,374	5,112,717
		36,666,539
Media — 0.3%
Magnite, Inc.*(a)	183,275	2,421,063
Metals & Mining — 0.4%
Carpenter Technology Corp.	75,086	3,152,110
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	23,624	1,120,486
Oil, Gas & Consumable Fuels — 2.0%
Chesapeake Energy Corp.(a)	88,448	7,694,976
Matador Resources Co.(a)	72,117	3,820,759

A2

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Ovintiv, Inc.(a)	91,635	$4,954,704
		16,470,439
Personal Products — 0.1%
Thorne HealthTech, Inc.*(a)	137,120	872,083
Pharmaceuticals — 2.1%
ANI Pharmaceuticals, Inc.*(a)	59,719	1,678,701
Arvinas, Inc.*	47,764	3,214,517
Collegium Pharmaceutical, Inc.*	131,513	2,677,605
Intra-Cellular Therapies, Inc.*	47,213	2,888,963
Ocular Therapeutix, Inc.*(a)	221,961	1,098,707
Pacira BioSciences, Inc.*	50,387	3,845,536
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	42,795	1,401,964
		16,805,993
Professional Services — 1.9%
First Advantage Corp.*	193,724	3,911,288
HireRight Holdings Corp.*(a)	155,910	2,666,061
Sterling Check Corp.*(a)	104,800	2,769,864
TriNet Group, Inc.*(a)	59,603	5,862,551
		15,209,764
Semiconductors & Semiconductor Equipment — 7.0%
Ambarella, Inc.*	11,070	1,161,464
Azenta, Inc.	70,132	5,812,540
Credo Technology Group Holding Ltd.*(a)	57,031	868,582
Diodes, Inc.*	30,539	2,656,588
FormFactor, Inc.*	69,264	2,911,166
Lattice Semiconductor Corp.*	147,912	9,015,236
MACOM Technology Solutions Holdings, Inc.*	160,132	9,587,103
MaxLinear, Inc.*	109,525	6,390,784
Onto Innovation, Inc.*	51,214	4,449,985
Semtech Corp.*	62,819	4,355,869
SkyWater Technology, Inc.*(a)	165,310	1,790,307
Universal Display Corp.(a)	41,960	7,005,222
		56,004,846
Software — 8.9%
Alteryx, Inc. (Class A Stock)*(a)	78,355	5,604,733
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	89,900	1,887,900
CyberArk Software Ltd.*	29,200	4,927,500
Enfusion, Inc. (Class A Stock)*(a)	33,130	421,414
ForgeRock, Inc. (Class A Stock)*(a)	67,700	1,483,984
HashiCorp, Inc. (Class A Stock)*(a)	23,300	1,258,200
Jamf Holding Corp.*(a)	209,218	7,282,878
Model N, Inc.*(a)	131,208	3,529,495
Ping Identity Holding Corp.*(a)	138,991	3,812,523
Q2 Holdings, Inc.*(a)	35,680	2,199,672
Rapid7, Inc.*(a)	148,380	16,505,791
Riot Blockchain, Inc.*(a)	68,299	1,445,890
Sailpoint Technologies Holdings, Inc.*(a)	133,616	6,838,467
Sumo Logic, Inc.*	95,713	1,116,971
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Tenable Holdings, Inc.*(a)	104,849	$6,059,224
Varonis Systems, Inc.*	156,503	7,440,153
		71,814,795
Specialty Retail — 2.4%
Arhaus, Inc.*(a)	161,118	1,371,114
Children’s Place, Inc. (The)*(a)	46,286	2,281,900
Five Below, Inc.*(a)	20,434	3,236,132
National Vision Holdings, Inc.*(a)	241,766	10,533,745
Petco Health & Wellness Co., Inc.*(a)	32,314	632,385
Tilly’s, Inc. (Class A Stock)	124,108	1,161,651
		19,216,927
Technology Hardware, Storage & Peripherals — 1.6%
Pure Storage, Inc. (Class A Stock)*	223,654	7,897,223
Super Micro Computer, Inc.*	130,455	4,966,422
		12,863,645
Textiles, Apparel & Luxury Goods — 0.8%
PVH Corp.	38,476	2,947,646
Tapestry, Inc.	98,220	3,648,873
		6,596,519
Thrifts & Mortgage Finance — 0.3%
Essent Group Ltd.	51,525	2,123,345
Trading Companies & Distributors — 2.4%
Boise Cascade Co.	66,432	4,615,031
H&E Equipment Services, Inc.	50,997	2,219,389
Herc Holdings, Inc.(a)	75,051	12,540,272
		19,374,692

Total Common Stocks (cost $627,820,620)		763,793,165
Exchange-Traded Funds — 2.9%
iShares Russell 2000 Growth ETF	48,414	12,381,880
Vanguard Small-Cap Growth ETF	44,853	11,129,375

Total Exchange-Traded Funds (cost $27,746,309)		23,511,255

Total Long-Term Investments (cost $655,566,929)		787,304,420
Short-Term Investments — 30.0%
Affiliated Mutual Fund — 27.5%
PGIM Institutional Money Market Fund (cost $221,799,497; includes $221,760,610 of cash collateral for securities on loan)(b)(we)	221,987,599	221,787,811
Unaffiliated Funds — 2.5%
BlackRock Liquidity FedFund (Institutional Shares)	11,010,641	11,010,641

A3

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Unaffiliated Funds (continued)
Dreyfus Government Cash Management (Institutional Shares)	8,697,107	$8,697,107

Total Unaffiliated Funds (cost $19,707,748)		19,707,748

Total Short-Term Investments (cost $241,507,245)		241,495,559

TOTAL INVESTMENTS—127.7% (cost $897,074,174)		1,028,799,979

Liabilities in excess of other assets — (27.7)%		(223,222,242)

Net Assets — 100.0%		$805,577,737

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $213,820,028; cash collateral of $221,760,610 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4